Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.01688%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,959,382.20

Principal:
Principal Collections	$36,494,718.32
Prepayments in Full	$18,782,467.03
Liquidation Proceeds	$701,241.31
Recoveries	$9,586.54
Sub Total	$55,988,013.20
Collections	$59,947,395.40

Purchase Amounts:
Purchase Amounts Related to Principal	$103,930.74
Purchase Amounts Related to Interest	$549.18
Sub Total	$104,479.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$60,051,875.32

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$60,051,875.32
Servicing Fee	$1,376,207.11	$1,376,207.11	$0.00	$0.00	$58,675,668.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$58,675,668.21
Interest - Class A-2a Notes	$714,643.68	$714,643.68	$0.00	$0.00	$57,961,024.53
Interest - Class A-2b Notes	$316,935.07	$316,935.07	$0.00	$0.00	$57,644,089.46
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$56,710,611.96
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$56,391,327.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,391,327.96
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$56,282,895.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,282,895.04
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$56,205,999.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$56,205,999.21
Regular Principal Payment	$77,180,717.10	$56,205,999.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$60,051,875.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$56,205,999.21
Total					$56,205,999.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$39,878,084.29	$75.94	$714,643.68	$1.36	$40,592,727.97	$77.30
Class A-2b Notes	$16,327,914.92	$75.94	$316,935.07	$1.47	$16,644,849.99	$77.41
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$56,205,999.21	$30.45	$2,469,669.00	$1.34	$58,675,668.21	$31.79

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$476,429,120.24	0.9073112	$436,551,035.95	0.8313674
Class A-2b Notes	$195,071,911.73	0.9073112	$178,743,996.81	0.8313674
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,498,461,031.97	0.8118836	$1,442,255,032.76	0.7814305

Pool Information
Weighted Average APR	2.907%	2.892%
Weighted Average Remaining Term	51.84	51.00
Number of Receivables Outstanding	69,468	67,987
Pool Balance	$1,651,448,532.88	$1,594,753,247.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,524,204,613.38	$1,472,128,182.39
Pool Factor	0.8268226	0.7984372

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$122,625,065.04
Targeted Overcollateralization Amount	$173,472,932.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$152,498,214.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		149	$612,928.05
(Recoveries)		8	$9,586.54
Net Loss for Current Collection Period			$603,341.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4384%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1130%
Second Prior Collection Period			0.2033%
Prior Collection Period			0.2937%
Current Collection Period			0.4461%
Four Month Average (Current and Prior Three Collection Periods)			0.2640%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		818	$1,555,409.27
(Cumulative Recoveries)			$16,468.38
Cumulative Net Loss for All Collection Periods			$1,538,940.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0770%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,901.48
Average Net Loss for Receivables that have experienced a Realized Loss			$1,881.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	368	$9,261,063.30
61-90 Days Delinquent	0.07%	44	$1,182,757.87
91-120 Days Delinquent	0.01%	5	$91,907.81
Over 120 Days Delinquent	0.01%	4	$121,874.68
Total Delinquent Receivables	0.67%	421	$10,657,603.66

Repossession Inventory:
Repossessed in the Current Collection Period		33	$827,706.25
Total Repossessed Inventory		51	$1,365,135.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0507%
Prior Collection Period			0.0576%
Current Collection Period			0.0780%
Three Month Average			0.0621%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 0.90%
13-24 1.70%
25-36 3.00%
37+ 4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0876%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer